Non-Controlling Interests	12 Months Ended
Dec. 31, 2021
Disclosure Of Noncontrolling Interests [Abstract]
Non-Controlling Interests
34. NON-CONTROLLING INTERESTS

	Initial interest rate		2021	2020
	%	First call date	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			—	162
			235	397
Step-up Callable Perpetual Reserve Capital Instruments
These instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA. They are perpetual and pay interest annually. The coupon rate resets every five years, based on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies.
PSA Finance UK Limited
PSA Finance UK Limited was the only subsidiary in the Santander UK group that gave rise to significant non-controlling interests. See Note 19 for summarised financial information of PSA Finance UK Limited.
On 30 July 2021, Santander UK through Santander Consumer (UK) plc sold its entire 50% shareholding in PSA to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA, the auto finance arm of Group PSA Peugeot Citroën. The impact of the sale was to derecognise total assets of £3.20bn, total liabilities of £2.90bn and a non-controlling interest of £0.15bn. No material gain or loss arose on sale.